Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lease, Cost - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Right to use assets, net	$ 3,619,403	$ 3,886,866	$ 310,361
Lease liability	4,146,960	4,134,802	321,004
Less: current portion	(276,639)	(161,838)	(8,905)
Lease liability, non-current	$ 3,870,321	$ 3,972,964	$ 312,099